Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000121123_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000121123_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.17%
C000121123_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000121123_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Telecom and Utilities Fund
C000121123_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000121123_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,633
C000121123_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,310
C000121123_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 12,427
C000121123_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 13,224
C000121123_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 16,003
C000121123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 15,768
C000121123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 16,760
C000121123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 18,086
C000121123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 18,287
C000121123_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 24,495	$ 24,495	$ 24,495	$ 24,495
C000121123_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Telecom and Utilities Select Index
C000121123_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000121123_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,240
C000121123_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,724
C000121123_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,288
C000121123_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,980
C000121123_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,192
C000121123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,175
C000121123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,362
C000121123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,667
C000121123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					15,608
C000121123_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	20,129	20,129	20,129	$ 20,129
C000121123_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000121123_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000121123_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,933
C000121123_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,924
C000121123_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 15,073
C000121123_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,724
C000121123_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 17,917
C000121123_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 21,008
C000121123_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 25,900
C000121123_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 23,772
C000121123_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 28,721
C000121123_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 36,297	$ 36,297	$ 36,297	$ 36,297
C000121123_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.95%
C000121123_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.89%
C000121123_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.37%
C000121123_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.96%
C000121123_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.45%
C000121123_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			7.25%